LIFE INSURANCE COMPANY
OF NORTH AMERICA
(Herein called LINA)

SEPARATE ACCOUNT A
FINANCIAL STATEMENTS

December 31, 2025

This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A variable annuity contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such variable annuity contracts.

Life Insurance Company of North America
Servicing Agent: Investors Life Insurance Company of North America
Administrative Offices: Austin, Texas

One Pennsylvania Plaza, Suite 2800 New York, New York 10119 212-695-5003

Report of Independent Registered Public Accounting Firm

To the Board of Directors
Life Insurance Company of North America and the Contract Owners of
Life Insurance Company of North America - Separate Account A

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of the subdivisions comprising the Life Insurance Company of North America - Separate Account A (the “Separate Account”) as of December 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, and financial highlights for each of the two years in the period ended December 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subdivision as of December 31, 2025, and the results of operations for the year then ended, changes in net assets for each of the two years in the period ended December 31, 2025, and the financial highlights for each of the two years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial highlights of each subdivision for the years ended December 31, 2023 and prior were audited by other auditors whose report, dated February 16, 2024, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying funds. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Weaver and Tidwell, L.L.P.

WEAVER AND TIDWELL, L.L.P.

New York, New York
February 17, 2026

We have served as the auditor of Life Insurance Company of North America - Separate Account A since February 2025.

Weaver and Tidwell, L.L.P.

Life Insurance Company of North America
Separate Account A
Statement of Net Assets

December 31, 2025

			BNY Mellon Sustainable
	Windsor Fund	Windsor Fund	U.S. Equity Fund Class Z	Windsor Fund B	Windsor Fund B
	Qualified	Non-Qualified	Qualified	Qualified	Non-Qualified
ASSETS:
Investments, at fair value	$1,446,490	95,339	2,381,594	1,715,289	593,045
Total assets	$1,446,490	95,339	2,381,594	1,715,289	593,045

NET ASSETS:
Accumulation units	$1,446,490	95,339	2,381,594	1,715,289	593,045
Total net assets	$1,446,490	95,339	2,381,594	1,715,289	593,045

FUND SHARE INFORMATION
Number of shares	65,751	4,335	119,741	77,969	26,954

Cost of investments	$661,956	71,109	211,907	1,499,491	669,319

UNITS OUTSTANDING	10,657	795	17,645	10,787	3,731

ACCUMULATION UNIT VALUE	$135.73	119.92	134.97	159.01	158.95

	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified	Columbia Large Cap Growth Fund Qualified	Columbia Large Cap Growth Fund Non-Qualified	Nomura Value Fund Qualified	Nomura Value Fund Non-Qualified
ASSETS:
Investments, at fair value	$173,900	535,976	1,648,877	857,156	3,725,634	183,707
Total assets	$173,900	535,976	1,648,877	857,156	3,725,634	183,707

NET ASSETS:
Accumulation units	$173,900	535,976	1,648,877	857,156	3,725,634	183,707
Total net assets	$173,900	535,976	1,648,877	857,156	3,725,634	183,707

FUND SHARE INFORMATION
Number of shares	48,712	150,132	21,822	11,344	315,197	15,542

Cost of investments	$194,403	866,846	729,219	437,543	3,917,185	203,989

UNITS OUTSTANDING	11,036	33,868	24,725	12,926	122,582	6,047

ACCUMULATION UNIT VALUE	$15.76	15.83	66.69	66.31	30.39	30.38

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Operations

Year Ended December 31, 2025

			BNY Mellon
			Sustainable U.S. Equity
	Windsor Fund	Windsor Fund	Fund-Class Z
	Qualified	Non-Qualified	Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$27,977	1,808	3,864

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	12,330	786	20,379
Net investment income (loss)	15,647	1,022	(16,515)

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	78,014	5,144	227,674
Realized gains on fund shares	3,461	27	193,138
Net realized gains	81,475	5,171	420,812
Change in unrealized gains and (losses)	64,044	4,259	(97,507)
Net realized and change in unrealized gains on investments	145,519	9,430	323,305

Increase in Net Assets from Operations	$161,166	10,452	306,790

	Windsor	Windsor	Invesco High	Invesco High
	Fund B	Fund B	Yield Fund	Yield Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Net Investment Income
Investment Income:
Dividends	$33,766	11,251	12,925	33,720

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	14,867	4,895	1,775	4,643
Net investment income	18,899	6,356	11,150	29,077

Net Realized and Unrealized Gains on Investments
Realized gain distributions	95,622	31,971	-	-
Realized gains on fund shares	2,935	255	40	2
Net realized gains	98,557	32,226	40	2
Change in unrealized gains and	78,364	26,480	94	3,195
Net realized and change in unrealized gains on investments	176,921	58,706	134	3,197

Increase in Net Assets from Operations	$195,820	65,062	11,284	32,274

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Operations

Year Ended December 31, 2025

	Columbia Large Cap Growth Fund	Columbia Large Cap Growth Fund	Nomura Value Fund	Nomura Value Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$-	-	48,358	2,466

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	14,528	7,219	34,188	1,822
Net investment income (loss)	(14,528)	(7,219)	14,170	644

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	140,854	73,155	770,318	37,945
Realized gains on fund shares	117,027	67,248	14,397	5,919
Net realized gains	257,881	140,403	784,715	43,864
Change in unrealized gains and (losses)	(38,953)	(22,986)	(444,888)	(29,298)
Net realized and change in unrealized gains on investments	218,928	117,417	339,827	14,566

Increase in Net Assets from Operations	$204,400	110,198	353,997	15,210

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year Ended December 31, 2025

			BNY Mellon
			Sustainable
	Windsor		U.S. Equity
	Fund Qualified	Windsor Fund Non-Qualified	Fund-Class Z Qualified
Increase in Net Assets From Operations:
Net investment income (loss)	$15,647	1,022	(16,515)
Net realized gains	81,475	5,171	420,812
Change in unrealized gains (losses)	64,044	4,259	(97,507)
Net increase in net assets from operations	161,166	10,452	306,790

Decrease in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(78,377)	-	(351,856)
Benefit payment to annuitants	-	-	(46,700)
Net decrease from policy transactions	(78,377)	-	(398,556)
Net increase (decrease) in net assets	82,789	10,452	(91,766)

Net Assets:
Net assets at December 31, 2024	$1,363,701	84,887	2,473,360
Net assets at December 31, 2025	$1,446,490	95,339	2,381,594

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year Ended December 31, 2024

			BNY Mellon
			Sustainable
	Windsor Fund	Windsor Fund	U.S. Equity Fund-Class Z
	Qualified	Non-Qualified	Qualified
Increase in Net Assets From Operations:
Net investment income (loss)	$14,484	919	(13,670)
Net realized gains	132,984	7,882	215,639
Change in unrealized gains (losses)	(31,788)	(1,890)	287,156
Net increase in net assets from operations	115,680	6,911	489,125

(Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(160,636)	-	(103,203)
Benefit payment to annuitants	-	-	(11,607)
Net decrease from policy transactions	(160,636)	-	(114,810)
Net increase (decrease) in net assets	(44,956)	6,911	374,315

Net Assets:
Net assets at December 31, 2023	$1,408,657	77,976	2,099,044
Net assets at December 31, 2024	$1,363,701	84,887	2,473,360

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year Ended December 31, 2025

	Windsor Fund B Qualified	Windsor Fund B Non-Qualified	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified
Increase in Net Assets From Operations:
Net investment income	$18,899	6,356	11,150	29,077
Net realized gains	98,557	32,226	40	2
Change in unrealized gains	78,364	26,480	94	3,195
Net increase in net assets from operations	195,820	65,062	11,284	32,274

Decrease in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(124,032)	-	(65,004)	(2,314)
Benefit payment to annuitants	-	(2,332)	-	-
Net decrease from policy transactions	(124,032)	(2,332)	(65,004)	(2,314)
Net increase (decrease) in net assets	71,788	62,730	(53,720)	29,960

Net Assets:
Net assets at December 31, 2024	$1,643,501	530,315	227,620	506,016
Net assets at December 31, 2025	$1,715,289	593,045	173,900	535,976

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year Ended December 31, 2024

	Windsor Fund B Qualified	Windsor Fund B Non-Qualified	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified
Increase in Net Assets From Operations:
Net investment income	$17,908	5,733	13,228	27,938
Net realized gains (losses)	161,148	49,286	(162)	3
Change in unrealized gains (losses)	(40,422)	(11,674)	1,795	4,268
Net increase in net assets from operations	138,634	43,345	14,861	32,209

Decrease in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(149,960)	-	(25,767)	-
Benefit payment to annuitants	-	(2,400)	-	-
Net decrease from policy transactions	(149,960)	(2,400)	(25,767)	-
Net increase (decrease) in net assets	(11,326)	40,945	(10,906)	32,209

Net Assets:
Net assets at December 31, 2023	$1,654,827	489,370	238,526	473,807
Net assets at December 31, 2024	$1,643,501	530,315	227,620	506,016

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year Ended December 31, 2025

	Columbia	Columbia
	Large Cap	Large Cap	Nomura Value	Nomura Value
	Growth Fund	Growth Fund	Fund	Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Increase in Net Assets From Operations:
Net investment income (loss)	$(14,528)	(7,219)	14,170	644
Net realized gains	257,881	140,403	784,715	43,864
Change in unrealized gains (losses)	(38,953)	(22,986)	(444,888)	(29,298)
Net increase in net assets from operations	204,400	110,198	353,997	15,210

Decrease in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(319,363)	(177,610)	(530,682)	(127,898)
Benefit payment to annuitants	(10,506)	-	-	(1,763)
Net decrease from policy transactions	(329,869)	(177,610)	(530,682)	(129,661)
Net decrease in net assets	(125,469)	(67,412)	(176,685)	(114,451)

Net Assets:
Net assets at December 31, 2024	$1,774,346	924,568	3,902,319	298,158
Net assets at December 31, 2025	$1,648,877	857,156	3,725,634	183,707

Year Ended December 31, 2024

	Columbia	Columbia
	Large Cap Growth Fund	Large Cap Growth Fund	Nomura Value Fund	Nomura Value Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Increase in Net Assets From Operations:
Net investment income (loss)	$(14,566)	(7,599)	24,126	1,739
Net realized gains	104,570	53,828	935,564	87,020
Change in unrealized gains (losses)	329,669	172,707	(732,070)	(65,591)
Net increase in net assets from operations	419,673	218,936	227,620	23,168

Decrease in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(35,513)	(21,176)	(371,394)	(76,185)
Benefit payment to annuitants	(9,957)	-	-	(2,427)
Net decrease from policy transactions	(45,470)	(21,176)	(371,394)	(78,612)
Net increase (decrease) in net assets	374,203	197,760	(143,774)	(55,444)

Net Assets:
Net assets at December 31, 2023	$1,400,143	726,808	4,046,093	353,602
Net assets at December 31, 2024	$1,774,346	924,568	3,902,319	298,158

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

December 31, 2025

Note 1. Organization

Life Insurance Company of North America – Separate Account A (the “Separate Account”), a separate account of Life Insurance Company of North America (“LINA”), a wholly-owned subsidiary of New York Life Insurance Company, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of six divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Windsor Fund, BNY Mellon Sustainable U.S. Equity Fund-Class Z, Windsor Fund B, Invesco High Yield Fund, Columbia Large Cap Growth Fund and Nomura Value Fund (formerly Macquarie Value Fund) (collectively, the "Funds").

Each of the six mutual fund divisions contains two subdivisions, one for the allocation of tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners’ equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the “Code”), transfers of contract values from one division of the Separate Account to another division of the Separate Account of LINA, or from the Separate Account to the General Account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners’ payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the General Account of LINA.

The following is a summary of the significant accounting policies of the Separate Account: (a) investments are carried at fair value as discussed in Note 9; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; and (c) the cost of the investments sold is determined on the last-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 through 6 with respect to income taxes. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these amounts.

The Separate Account qualifies as an investment company as defined by the Financial Accounting Standards Board’s Accounting Standards Codification Topic 946 and, accordingly, the Separate Account follows the accounting and reporting guidance contained therein. The Separate Account’s status as an investment company has not changed during the year ended December 31, 2025. The Separate Account has not provided financial support to any investee during the year ended December 31, 2025, and the Separate Account has no contractual obligations to provide financial support to any investee.

The Separate Account is engaged in a single line of business as a registered unit investment trust and is divided into various subaccounts for variable annuity contracts with the assets owned by the contract owners. Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker (“CODM”) manages the activities of the Separate Account using information of each subaccount. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

The subaccounts have identified the Chief Financial Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity. The CODM uses increase (decrease) in net assets from operations to monitor the performance of each of the subaccounts within the Separate Account. The measure of segment assets is reported on the Statement of Net Assets as Total Net Assets. Refer to the Statements of Operations and Changes in Net Assets for each subaccount’s operating segment results and related footnotes. All revenue is generated in the United States and there is no customer greater than 10% of the results for all periods presented.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

December 31, 2025
Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners, less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6% and individual contracts from 4% to 8.5%. Net contract considerations for the year ended December 31, 2025 were $0 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (the “Ruling”) (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). There were no transfers for the year ended December 31, 2025.

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the year ended December 31, 2025, LINA was taxed as a casualty insurance company as part of the consolidated group of New York Life Insurance Company, its ultimate parent. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes to the treatment of the Separate Account as part of a life insurance company or the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

The Ruling was issued by the Internal Revenue Service ("IRS") on September 25, 1981. The Ruling pertains to variable annuities where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under the Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax-qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

December 31, 2025

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The IRS has issued regulations under Section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2025 and units outstanding at December 31, 2025 were as follows:

			BNY Mellon
	Windsor		Sustainable U.S. Equity	Windsor	Windsor
	Fund Qualified	Windsor Fund Non-Qualified	Fund Class Z Qualified	Fund B Qualified	Fund B Non-Qualified
Unit outstanding at December 31, 2024	11,284	795	21,040	11,608	3,747
Units purchased and transfers in	-	-	-	-	-
Units sold and transfers out	(627)	-	(3,395)	(821)	(16)
Units outstanding at December 31, 2025	10,657	795	17,645	10,787	3,731

	Invesco High	Invesco High	Columbia Large Cap	Columbia Large Cap	Nomura Value	Nomura
	Yield Fund	Yield Fund	Growth Fund	Growth Fund	Fund	Value Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified	Qualified	Non-Qualified
Unit outstanding at December 31, 2024	15,367	34,015	30,618	16,045	140,718	10,756
Units purchased and transfers in	-	-	-	-	-	-
Units sold and transfers out	(4,331)	(147)	(5,893)	(3,119)	(18,136)	(4,709)
Units outstanding at December 31, 2025	11,036	33,868	24,725	12,926	122,582	6,047

The accumulation units for four of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2025, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

	Accumulation Units	Aggregate Value	Monthly Annuity Units	Annuity Unit Value
BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified	609	$82,198	163	$10.71
Windsor Fund B Non-Qualified	145	$23,048	103	$5.26
Columbia Large Cap Growth Fund Qualified	1,691	$112,771	124	$17.24
Nomura Value Fund Non-Qualified	565	$17,165	25	$16.43

The number of monthly annuity units and related annuity unit value is calculated based upon the expected payout period as computed according to the Progressive Annuity Table with interest at the rate of 3 1/2% per annum. The mortality risk is fully borne by LINA and may result in additional amounts being transferred into the Separate Account by LINA to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to LINA.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

December 31, 2025
Note 8. Financial Highlights, Expense and Investment Income Ratios

A summary of unit values and units outstanding for variable annuity contracts, net assets, expense ratios, investment income ratios, and total return ratios, excluding expenses of the underlying funds and expenses charged through redemption of units, for each of the periods ended below were as follows:

Windsor Fund Qualified							Windsor Fund Non-Qualified
Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/25	10,657	$135.73	$1,447	0.90%	2.04%	11.76%	12/31/25	795	$119.92	$95	0.90%	2.07%	11.97%
12/31/24	11,284	$120.85	$1,364	0.90%	1.95%	8.36%	12/31/24	795	$106.78	$85	0.90%	2.01%	8.36%
12/31/23	12,689	$111.01	$1,409	0.90%	4.29%	13.27%	12/31/23	795	$98.08	$78	0.90%	4.37%	13.39%
12/31/22	13,350	$97.46	$1,301	0.90%	1.42%	-5.61%	12/31/22	795	$86.11	$68	0.90%	1.55%	-3.70%
12/31/21	17,421	$101.43	$1,767	0.90%	4.10%	23.69%	12/31/21	963	$89.89	$87	0.90%	3.91%	26.85%

Windsor Fund B Qualified							Windsor Fund B Non-Qualified
Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/25	10,787	$159.01	$1,715	0.90%	2.04%	11.85%	12/31/25	3,731	$158.95	$593	0.90%	2.07%	11.96%
12/31/24	11,608	$141.58	$1,643	0.90%	1.98%	8.39%	12/31/24	3,747	$141.53	$530	0.90%	2.01%	8.38%
12/31/23	12,724	$130.06	$1,655	0.90%	3.54%	10.85%	12/31/23	3,764	$130.01	$489	0.90%	4.27%	13.40%
12/31/22	17,457	$114.18	$1,993	0.90%	1.54%	-4.16%	12/31/22	4,061	$114.14	$464	0.90%	1.56%	-4.13%
12/31/21	19,211	$118.81	$2,283	0.90%	4.57%	23.46%	12/31/21	4,082	$118.79	$485	0.90%	4.62%	23.12%

Invesco High Yield Fund Qualified							Invesco High Yield Fund Non-Qualified
Net Assets							Net Assets
		Unit		Expense	Investment Income	Total			Unit		Expense	Investment Income	Total
	Units	Value	(000s)	Ratio	Ratio	Return		Units	Value	(000s)	Ratio	Ratio	Return
12/31/25	11,036	$15.76	$174	0.90%	6.55%	5.72%	12/31/25	33,868	$15.83	$536	0.90%	6.54%	6.26%
12/31/24	15,367	$14.81	$228	0.90%	6.61%	6.41%	12/31/24	34,015	$14.88	$506	0.90%	6.61%	6.58%
12/31/23	17,198	$13.87	$239	0.90%	6.35%	8.78%	12/31/23	34,015	$13.93	$474	0.90%	6.36%	8.76%
12/31/22	18,241	$12.73	$232	0.90%	4.87%	-11.85%	12/31/22	34,814	$12.79	$445	0.90%	4.88%	-11.76%
12/31/21	19,045	$14.25	$271	0.90%	4.60%	3.13%	12/31/21	34,814	$14.31	$498	0.90%	4.61%	3.22%

Columbia Large Cap Growth Fund Qualified							Columbia Large Cap Growth Fund Non-Qualified
Net Assets							Net Assets
		Unit		Expense	Investment Income	Total			Unit		Expense	Investment Income	Total
	Units	Value	(000s)	Ratio	Ratio	Return		Units	Value	(000s)	Ratio	Ratio	Return
12/31/25	24,725	$66.69	$1,649	0.90%	0.00%	12.66%	12/31/25	12,926	$66.31	$857	0.90%	0.00%	13.74%
12/31/24	30,618	$57.95	$1,774	0.90%	0.00%	25.93%	12/31/24	16,045	$57.62	$925	0.90%	0.00%	25.93%
12/31/23	31,494	$44.46	$1,400	0.90%	0.00%	35.80%	12/31/23	16,442	$44.20	$727	0.90%	0.00%	34.86%
12/31/22	40,073	$31.25	$1,252	0.90%	0.00%	-43.29%	12/31/22	16,895	$31.07	$525	0.90%	0.00%	-43.59%
12/31/21	46,671	$46.49	$2,170	0.90%	3.46%	24.29%	12/31/21	18,630	$46.24	$861	0.90%	3.49%	24.16%

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

December 31, 2025
Nomura Value Fund Qualified							Nomura Value Fund Non-Qualified
Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/25	122,582	$30.39	$3,726	0.90%	1.27%	9.32%	12/31/25	6,047	$30.38	$184	0.90%	1.22%	7.51%
12/31/24	140,718	$27.73	$3,902	0.90%	1.48%	5.51%	12/31/24	10,756	$27.72	$298	0.90%	1.40%	6.62%
12/31/23	154,301	$26.22	$4,046	0.90%	1.66%	0.12%	12/31/23	13,490	$26.21	$354	0.90%	1.59%	-1.30%
12/31/22	180,496	$25.98	$4,690	0.90%	1.49%	-5.00%	12/31/22	17,983	$25.97	$467	0.90%	1.48%	-4.88%
12/31/21	190,068	$27.24	$5,177	0.90%	3.89%	18.95%	12/31/21	19,552	$27.21	$532	0.90%	3.94%	19.00%

BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified
Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/25	17,645	$134.97	$2,382	0.90%	0.17%	13.55%
12/31/24	21,040	$117.56	$2,473	0.90%	0.33%	20.52%
12/31/23	22,062	$95.14	$2,099	0.90%	0.54%	19.59%
12/31/22	35,517	$77.41	$2,749	0.90%	0.52%	-28.94%
12/31/21	37,406	$101.34	$3,791	0.90%	1.71%	22.68%

Note 9. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale. Fair value measurements are categorized into a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are described below:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. There were no transfers between hierarchy levels during the year ended December 31, 2025.

Shares of open-ended publicly-traded mutual funds are valued at their closing bid prices each business day. The Separate Account considers all investments in mutual funds to be Level 1 investments.

Note 10. Subsequent Events

For purposes of preparing the accompanying financial statements and the related notes, there have been no events occurring subsequent to December 31, 2025 and through the date the financial statements were issued on February 17, 2026 that would have a material effect on the financial condition of the Separate Account.